Summary of Significant Accounting Policies - Allowance for doubtful accounts (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Employee benefit expenses
Employee benefit expenses	92,264	51,664	41,207
Selling and marketing expenses:
Advertising and promotion costs	699,307	939,878	893,754
Research and development costs
Research and development costs capitalized	$ 0	$ 0	$ 0	$ 0
Value added tax ("VAT")
Value-added tax rate (in percent)	6.00%	6.00%
Foreign currency translation
Year-end spot rate	6.3482	6.5712	7.0851		6.3482	6.5712	7.0851
Average rate	6.4083	6.7720	6.9655		6.4083	6.7720	6.9655
Segment reporting
Reportable segment | segment	1	1
Concentration of risks
RMB denominated cash and cash equivalents	$ 23,834,125	$ 17,453,360	$ 11,931,714		¥ 21,206,372	¥ 14,716,652	¥ 11,931,714